Document and Entity Information	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity Registrant Name	McGRATH RENTCORP
Entity Central Index Key	0000752714
Entity File Number	000-13292
Entity Incorporation State Country Code	CA
Entity Tax Identification Number	94-2579843
Entity Address, Address Line One	5700 Las Positas Road
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94551-7800
City Area Code	925
Local Phone Number	606-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Security 12b Title	Common Stock
Trading Symbol	MGRC
Security Exchange Name	NASDAQ